Taxes - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforward		$ 309	$ 280
Allowance for credit losses		776	791
Deferred income	[1]	253	256
Intangible assets	[2]	203	193
Operating lease liabilities		951	1,806
Total deferred tax assets		2,492	3,326
Less: valuation allowance
Total deferred tax assets, net of valuation allowance		2,492	3,326
Net off against deferred tax liabilities		(1,179)	(1,892)
Net deferred tax assets		1,313	1,434
Deferred tax liabilities:
Property and equipment	[3]	355	41
Operating lease right-of-use assets		1,071	1,904
Deferred tax liabilities		1,426	1,945
Net off against deferred tax assets		(1,179)	(1,892)
Net deferred tax liabilities		$ 247	$ 53

[1]	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
[2]	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
[3]	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.